Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Loss before tax expense	$ 6,740	$ 5,446	$ 13,197	$ 17,717	$ 15,283	$ 25,798
Increase in valuation allowance					2,700	6,400
Tax expense	$ 0	$ 0	$ 0	$ 0	0	0
Valuation allowance					49,403	46,749
Deferred tax assets, valuation allowance before adjustments					49,400	46,700
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Loss before tax expense					10,600	22,100
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					234,800
Operating loss carryforwards subject to expiration					207,500
Domestic Tax Authority | Tax Year 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					18,500
Domestic Tax Authority | Tax Year 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					8,800
Domestic Tax Authority | Research Tax Credit Carryforward
Operating Loss Carryforwards [Line Items]
Research tax credit carryforward					4,100	2,700
Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Loss before tax expense					(4,600)
Foreign Tax Authority | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Loss before tax expense					4,700
Foreign Tax Authority | Transphorm Japan, Inc. | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Loss before tax expense					1,000	1,300
Foreign Tax Authority | Transphorm Aizu, Inc. | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Loss before tax expense					3,700	2,400
Foreign Tax Authority | Transphorm Epi, Inc. | National Tax Agency, Japan
Operating Loss Carryforwards [Line Items]
Loss before tax expense					(1)
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					152,700
Tax expense					1	$ 1
State and Local Jurisdiction | Tax Year 2018
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					15,300
State and Local Jurisdiction | Tax Year 2019
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards					$ 5,100